Note 9-Subsequent Events	12 Months Ended
Dec. 31, 2013
Notes
Note 9-Subsequent Events

Note 9—SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10-50-1 we evaluated our subsequent events through May 13, 2014.

In April 2014 the Company issued 125,000 shares of Series A Preferred Stock to ICPI in exchange for $125,000, in accordance with Investment Agreement No. 4

Simultaneous with the issuance of Series A Preferred Stock in April 2014, and under the Investment Agreement No. 4 we issued 125,000 warrants to ICPI which entitles its owner to purchase one share of Series A Preferred Stock for each Series A Preferred Stock at an exercise price of $2.00, subject to the terms of the warrant agreement between the warrant agent and us.

In April 2014, the Company entered into a Equity Purchase Agreement and Securities Purchase Agreement with Premier Venture Partners, LLC “Premier”) whereby Premier is obligated, providing the Company has met certain conditions including the filing or a Form S-1 Registration Statement for the shares to be acquired, to purchase up to Five Million Dollars ($5,000,000) of the Company’s common stock at the rates set forth in the Equity Purchase Agreement.  Under the Equity Purchase Agreement the shares are purchased at the discretion of the Company by issuing a Put Notice when funds are needed.  The Securities Purchase Agreement is a facility whereby the Company will receive $22,500 (pursuant to two Convertible Promissory Notes.

In April 2014, the Company entered into a $10,000 Convertible Promissory Note (the “Note”) with Premier Venture Partners, LLC.  Under the terms of the Note the Company’s will receive $10,000 for the preparation and filing of the Form S-1 Registration Statement required for the Equity Purchase Agreement (See, Section 2.01 above).  Premier Venture Partners, LLC shall have the right to convert any unpaid sums into common stock of the Company at the rate of the lesser of $.03 per share or 50% of the lowest trade reported in the 10 days prior to date of conversion.  A second Convertible Promissory Note, in the amount of $12,500, will be issued after the Form S-1 Registration Statement is filed in order to cover any additional expense of making the Form S-1 Registration Statement effective.

In April 2014, the Company agreed to buy a 40% equity interest in MA and Associates, LLC for $2,000,000 and 150,000 shares of the Company’s Series C Preferred Stock.   MA is in the process of becoming a licensed medical marijuana testing laboratory in the State of Nevada.  The Company made a $50,000 down payment in March 2014.

In May 2014, the Company entered into a 12% Convertible Note (the “Note”) with JSJ Investments, Inc. (“JSJ”) in the amount of $100,000.  Prior to October 28, 2014, the Company may redeem the Note for a $150,000.  Thereafter, JSJ may convert the Note into common stock of the company at a stated discount of 50% based on the average of the lowest three trades in the previous ten days, or $0.06 per share.

In May 2014 the Company issued 25,000 shares of Series A Preferred Stock to ICPI in exchange for $25,000, in accordance with Investment Agreement No. 4.

Simultaneous with the issuance of Series A Preferred Stock in May 2014, and under the Investment Agreement No. 4 we issued 25,000 warrants to ICPI which entitles its owner to purchase one share of Series A Preferred Stock for each Series A Preferred Stock at an exercise price of $2.00, subject to the terms of the warrant agreement between the warrant agent and us.